Dividends Per Share - Summary of Dividend Per Share (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Aggregate amount	¥ 183,364	¥ 171,385
Sumitomo mitsui banking corporation [member]
Dividends per share	¥ 135	¥ 125
Aggregate amount	¥ 177,382	¥ 168,078